Intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Opening net book amount	¥ 36,881,000	¥ 37,270,000
Additions	330,000	215,000
Disposal		(30,000)
Amortisation	(627,000)	(574,000)	¥ (395,000)
Closing net book amount	36,584,000	36,881,000	37,270,000
Goodwill from acquisition of subsidiaries	32,999,000	32,999,000
Goodwill
Intangible assets
Opening net book amount	32,999,000	32,999,000
Closing net book amount	32,999,000	32,999,000	32,999,000
Impairment of non-current assets				¥ 122,099,000	¥ 18,809,000
Computer software
Intangible assets
Opening net book amount	759,000	921,000
Additions	330,000	215,000
Disposal		(30,000)
Amortisation	(345,000)	(347,000)
Closing net book amount	744,000	759,000	921,000
Impairment of non-current assets				3,956,000	0
Medical licenses
Intangible assets
Impairment of non-current assets				4,407,000	0
Tradenames
Intangible assets
Opening net book amount	3,123,000	3,350,000
Amortisation	(282,000)	(227,000)
Closing net book amount	2,841,000	3,123,000	¥ 3,350,000
Impairment of non-current assets				43,679,000	8,124,000
Property, plant and equipment
Intangible assets
Impairment of non-current assets				¥ 139,818,000	¥ 6,036,000
Cost
Intangible assets
Opening net book amount	81,647,000
Closing net book amount	81,977,000	81,647,000
Cost | Goodwill
Intangible assets
Opening net book amount	54,213,000
Closing net book amount	54,213,000	54,213,000
Cost | Computer software
Intangible assets
Opening net book amount	12,809,000
Closing net book amount	13,139,000	12,809,000
Cost | Medical licenses
Intangible assets
Opening net book amount	9,585,000
Closing net book amount	9,585,000	9,585,000
Cost | Tradenames
Intangible assets
Opening net book amount	5,040,000
Closing net book amount	5,040,000	5,040,000
Impairment
Intangible assets
Opening net book amount	(25,887,000)
Closing net book amount	(25,887,000)	(25,887,000)
Impairment | Goodwill
Intangible assets
Opening net book amount	(21,214,000)
Closing net book amount	(21,214,000)	(21,214,000)
Impairment | Computer software
Intangible assets
Opening net book amount	(3,954,000)
Closing net book amount	(3,954,000)	(3,954,000)
Impairment | Tradenames
Intangible assets
Opening net book amount	(719,000)
Closing net book amount	(719,000)	(719,000)
Accumulated amortisation
Intangible assets
Opening net book amount	(18,879,000)
Closing net book amount	(19,506,000)	(18,879,000)
Accumulated amortisation | Computer software
Intangible assets
Opening net book amount	(8,096,000)
Closing net book amount	(8,441,000)	(8,096,000)
Accumulated amortisation | Medical licenses
Intangible assets
Opening net book amount	(9,585,000)
Closing net book amount	(9,585,000)	(9,585,000)
Accumulated amortisation | Tradenames
Intangible assets
Opening net book amount	(1,198,000)
Closing net book amount	¥ (1,480,000)	¥ (1,198,000)